Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets Classified by Type and Category
a)	The detail of financial assets, classified by type and category, as of December 31, 2018 and 2017, is as follows:

	December 31, 2018
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$

Trade accounts receivable and other accounts receivable	—	3,565,359	—	—
Derivative instruments	3,311	—	—	41,113
Other financial assets	128,956	37,013	—
Total Current	132,267	3,602,372	—	41,113

Equity instruments	—	—	753	—
Trade accounts receivable and other accounts receivable	—	908,160	—	—
Derivative instruments	13,344	—	—	56,385
Other financial assets	2,371,649	354,344
Total Non-Current	2,384,993	1,262,504	753	56,385

Total	2,517,260	4,864,876	753	97,498

	December 31, 2017
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$

Trade accounts receivable and other accounts receivable	—	2,394,756	—	—
Derivative instruments	404	—	—	2,168
Other financial assets	49,757	14,286	—	—
Total Current	50,161	2,409,042	—	2,168

Equity instruments	1,104	—	—	—
Trade accounts receivable and other accounts receivable	—	619,637	—	—
Derivative instruments	4,898	—	—	19,932
Other financial assets	1,312,871	413,462	—
Total Non-Current	1,318,873	1,033,099	—	19,932

Total	1,369,034	3,442,141	—	22,100

Summary of Financial Liabilities Classified by Type and Category

b)    The detail of financial liabilities, classified by type and category, as of December 31, 2018 and 2017, is as follows:

	December 31, 2018
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$

Interest-bearing loans	—	1,642,504	—
Commercial accounts and other accounts payable	—	6,892,192	—
Derivative instruments	—	—	—
Other financial liabilities	380	—	5,215
Total Current	380	8,534,696	5,215

Interest-bearing loans	—	4,621,855	—
Commercial accounts and other accounts payable	—	930,891	—
Derivative instruments	—	—	13
Other financial liabilities	—	—
Total Non-Current	—	5,552,746	13

Total	380	14,087,442	5,228

	December 31, 2017
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$

Interest-bearing loans	—	670,916	—
Commercial accounts and other accounts payable		3,255,603
Derivative instruments	1,270	—	17,582
Other financial liabilities	—	—	—
Total Current	1,270	3,926,519	17,582

Interest-bearing loans	—	4,333,042	—
Commercial accounts and other accounts payable		978,569
Derivative instruments	8,671	—	7,802
Other financial liabilities	—	—	—
Total Non-Current	8,671	5,311,611	7,802

Total	9,941	9,238,130	25,384

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2018 and 2017, financial derivative qualifying as hedging instruments resulted in recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2018				December 31, 2017
	Asset		Liability		Asset		Liability
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	442	—	1,599	—	796	850	40	—
Cash flow hedge	442		1,599		796	850	40	—
Exchange rate hedge:	43,982	69,729	3,996	13	1,372	19,082	17,541	7,802
Cash flow hedge	40,671	56,385	3,681	13	1,372	19,082	9,056	—
Fair value hedge	3,311	13,344	315		—	—	8,485	7,802
TOTAL	44,424	69,729	5,595	13	2,168	19,932	17,581	7,802

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of Hedge Instrument	Description of hedged risk	Description of hedged item	Fair Value of Hedged Item 12-31-2018 ThUS$	Fair Value of Hedged Item 12-31-2017 ThUS$

SWAP	Interest rate	Bank loans	(567)	11,214
SWAP	Interest rate	Unsecured obligations (bonds)	(592)	—
SWAP	Exchange rate	Bank loans	93,210	(16,287)
SWAP	Exchange rate	Bank loans	16,341	1,607
SWAP	Exchange rate	Operational Income	153	—
FORWARD	Exchange rate	Unsecured obligations (bonds)	—	48
FORWARD	Exchange rate	Operating costs	—	136

Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item

For fair value hedges, the gain or losses on the hedging derivative instrument and on the underlying hedged item recognized during the years ended December 31, 2018 and 2017, is detailed in the following table:

	December 31, 2018		December 31, 2017
	Gains ThUS$	Losses ThUS$	Gains ThUS$	Losses ThUS$
Hedging derivative instrument	—	21,128	5,700	9,396
Underlying hedged item	1,218	—	488	5,695
TOTAL	1,218	21,128	6,188	15,091

Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss

As of December 31, 2018 and 2017, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2018				December 31, 2017
	Assets		Liabilities		Assets		Liabilities
	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$

Non-hedging derivative instrument (1)	23,584	-	-	-	404	4,898	1,270	8,671

(1)

Includes forward contracts entered into by the Group mainly to hedge foreign exchange risk related to dividends received or to be received from its foreign subsidiaries. Although, the hedge relationship has economic substance, they do not comply with all the hedging documentation requirements set forth by IFRS 9 Financial Instruments to qualify for hedge accounting. Also, it includes cross currency swaps to cover the interest rate and foreign exchange risks of financial debts which as part of the corporate reorganization were transferred to Enel Chile, thus, discontinuing the hedge accounting.

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2018 and 2017:

	December 31, 2018
		Notional amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	(1,157)	697,840	—	—	—	—	697,840
Cash flow hedge	(1,157)	697,840	—				697,840
Exchange rate hedge:	109,702	441,328	229,689	172,912	—	—	843,929
Cash flow hedge	93,362	369,655	229,689	90,327			689,671
Fair value hedge	16,340	71,673	—	82,585			154,258
Derivatives not designated for hedge accounting	23,584	577,390	—	—			577,390
TOTAL	132,129	1,716,558	229,689	172,912	—	—	2,119,159

	December 31, 2017
		Notional Amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	1,607	46,120	162,043	—	—	—	208,163
Cash flow hedge	1,607	46,120	162,043	—	—	—	208,163
Exchange rate hedge:	(4,890)	97,144	343,929	223,700	75,574	—	740,347
Cash flow hedge	11,397	46,436	259,976	223,700	75,574	—	605,686
Fair value hedge	(16,287)	50,708	83,953	—	—	—	134,661
Derivatives not designated for hedge accounting	(4,639)	58,247	433,797	—	—	—	492,044
TOTAL	(7,922)	201,511	939,769	223,700	75,574	—	1,440,554

The contractual maturities of hedging and non-hedging derivatives do not represent the Group’s total risk exposure, as the amounts presented in the above tables have been drawn up based on undiscounted contractual cash inflows and outflows for their settlement.

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:

	12-31-2018	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Financial derivatives designated as cash flow hedge	97,498	—	97,498	—
Financial derivatives designated as fair value hedge	16,655	—	16,655	—
Financial assets at fair value through profit or loss	23,584	—	23,584	—
Financial assets at fair value with changes in other comprehensive income	753	—	753	—
Financial assets at fair value through profit or loss	2,477,021	105,386	2,371,635	—
Total	2,615,511	—	2,510,125	—
Financial Liabilities
Financial derivatives designated as cash flow hedge	5,293	—	5,293	—
Financial derivatives designated as fair value hedge	315	—	315	—
Financial derivatives not designated for hedge accounting	—	—	—	—
Total	5,608	—	5,608	—

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:

	12-31-2017	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Financial derivatives designated as cash flow hedge	22,100	—	22,100	—
Financial derivatives not designated for hedge accounting	5,302	—	5,302	—
Financial assets at fair value through profit or loss	49,345	49,345	—	—
Available-for-sale financial assets, long term	1,740,592	—	1,740,592	—
Total	1,817,339	49,345	1,767,994	—
Financial Liabilities
Financial derivatives designated as cash flow hedge	9,096	—	9,096	—
Financial derivatives designated as fair value hedge	16,287	—	16,287	—
Financial derivatives not designated for hedge accounting	9,942	—	9,942	—
Interest-bearing borrowings short term	—	—	—	—
Interest-bearing borrowings long term	—	—	—	—
Total	35,325	—	35,325	—